Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
NOTE 13 LONG-TERM DEBT

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2015	2014

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
Medium-term notes	Fixed	1.650% - 4.125%	2016 - 2024	7,500	9,250
	Floating	.720% - .852%	2018 - 2019	750	750
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Capitalized lease obligations, mortgage indebtedness and other(b)				204	190

Subtotal				11,453	13,189

Subsidiaries
Subordinated notes	Fixed	4.800%	2015	–	500
	Fixed	3.778%	2020	–	500
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2017 - 2026	11	11
	Floating	.335% - .847%	2016 - 2025	9,081	7,334
Bank notes	Fixed	1.100% - 2.800%	2017 - 2025	5,850	4,050
	Floating	.016% - .803%	2016 - 2055	4,928	6,069
Capitalized lease obligations, mortgage indebtedness and other(b)				755	607

Subtotal				20,625	19,071

Total				$32,078	$32,260
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.43 percent, .57 percent and 1.20 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $74.9 billion and $76.0 billion at December 31, 2015 and 2014, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2015, were:

(Dollars in Millions)	Parent Company	Consolidated
2016	$1,926	$6,359
2017	1,249	7,144
2018	1,498	5,786
2019	1,511	3,505
2020	–	47
Thereafter	5,269	9,237

Total	$11,453	$32,078